Related party transactions - SeaMex Limited (Details)		1 Months Ended			12 Months Ended
	Mar. 10, 2015 USD ($)	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 facility	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Nov. 30, 2016	Dec. 31, 2015 EUR (€)
Related Party Transaction [Line Items]
Debt outstanding					$ 9,608,000,000	$ 10,661,000,000
Additional investment in equity method investment					16,000,000	210,000,000	[1]	$ 586,000,000
Maximum guarantee					5,680,000,000	5,906,000,000
SeaMex Limited
Related Party Transaction [Line Items]
Consideration receivable	$ 162,000,000	$ 162,000,000
Equity Method Investee | SeaMex Limited
Related Party Transaction [Line Items]
Interest income, related party					18,000,000	17,000,000		0
Outstanding balance					51,000,000
Equity Method Investee | SeaMex Limited | Drilling units
Related Party Transaction [Line Items]
Maximum guarantee					30,000,000	30,000,000
Equity Method Investee | Unsecured Debt | SeaMex Limited
Related Party Transaction [Line Items]
Loans receivable, related parties					$ 20,000,000
Percentage contribution of facility to related party					50.00%
Loan receivable basis spread on variable rate (as percent)					6.50%
Equity Method Investee | SeaMex Limited
Related Party Transaction [Line Items]
Management service agreement termination notice period					60 days
Other revenues					$ 7,000,000	11,000,000		0
Debt, face amount			$ 250,000,000
Number of credit facilities | facility				2
Debt outstanding					250,000,000	250,000,000
Accrued interest forgiven						10,000,000
Loan to related party					$ 45,000,000	45,000,000
Loan receivable basis spread on variable rate (as percent)									6.50%
Equity Method Investee | SeaMex Limited | Revolving Credit Facility
Related Party Transaction [Line Items]
Debt, face amount			20,000,000
Equity Method Investee | SeaMex Limited | Medium-term Notes
Related Party Transaction [Line Items]
Debt, face amount			$ 230,000,000
Basis spread on variable rate (as percent)			6.50%
Equity Method Investee | Seadrill Jack Up Operations De Mexico
Related Party Transaction [Line Items]
Ownership (as percent)					100.00%
Equity Method Investee | Seadrill Jack Up Operations De Mexico | Vessel and rig operating expenses
Related Party Transaction [Line Items]
Related party expense					$ (5,000,000)	(10,000,000)		0
Equity Method Investee | Sapura
Related Party Transaction [Line Items]
Interest income, related party					$ 2,100,000	1,500,000		$ 300,000
Maximum guarantee						51,000,000				€ 47,000,000
Equity Method Investee | Fintech
Related Party Transaction [Line Items]
Additional investment in equity method investment						$ 19,000,000
Ownership interest (as percent)					50.00%
Minimum | Equity Method Investee
Related Party Transaction [Line Items]
Management fee (as percent)					4.50%
Minimum | Equity Method Investee | Seadrill Jack Up Operations De Mexico
Related Party Transaction [Line Items]
Management fee (as percent)					4.85%
Maximum | Equity Method Investee
Related Party Transaction [Line Items]
Management fee (as percent)					8.00%
Maximum | Equity Method Investee | Seadrill Jack Up Operations De Mexico
Related Party Transaction [Line Items]
Management fee (as percent)					8.00%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"